Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 690,000	Fees	CANADA	Provincial Government of British Columbia	KSM	Gold	Ministry of Finance	Underground Mining
#: 2
	30,000	Fees	CANADA	Provincial Government of British Columbia	Bronson Corridor 4	Gold	Ministry of Finance	Underground Mining
#: 3
	140,000	Fees	CANADA	Government of Northwest Territories	Courageous Lake	Gold	Department of Finance	Underground Mining
#: 4
	880,000	Taxes	CANADA	Receiver General for Canada	Corporate	Gold		Underground Mining
#: 5
	$ 300,000	Fees	UNITED STATES	United States Government	Snowstorm	Gold	United States Bureau of Land Management	Underground Mining